Hilton Small-MidCap Opportunity ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Apparel - 2.2%
Ralph Lauren Corp. – Class A	8,019	$1,152,090

Banks - 4.7%
Commerce Bancshares, Inc.	15,643	815,313
Community Bank System, Inc.	16,750	766,648
Cullen/Frost Bankers, Inc.	8,514	903,505
		2,485,466

Beverages - 1.0%
Primo Water Corp.	38,214	557,160

Chemicals - 2.7%
Ashland, Inc.	7,623	713,666
Valvoline, Inc.(a)	19,305	704,439
		1,418,105

Commercial Services - 3.5%
Booz Allen Hamilton Holding Corp.	7,043	991,444
ICF International, Inc.	6,336	880,957
		1,872,401

Computers - 9.0%
Amdocs Ltd.	8,830	809,534
CyberArk Software Ltd.(a)	5,073	1,184,445
Kyndryl Holdings, Inc.(a)	53,373	1,095,214
Maximus, Inc.	10,296	835,212
Tenable Holdings, Inc.(a)	17,523	825,333
		4,749,738

Cosmetics & Personal Care - 2.8%
Coty, Inc. - Class A(a)	64,173	775,210
e.l.f. Beauty, Inc.(a)	4,564	728,095
		1,503,305

Diversified Financial Services - 3.8%
Ares Management Corp. - Class A	6,633	805,777
Houlihan Lokey, Inc. – Class A	9,999	1,197,680
		2,003,457

Electric - 3.4%
Clearway Energy, Inc. - Class C	26,136	633,537
CMS Energy Corp.	9,801	560,225
IDACORP, Inc.	6,930	641,579
		1,835,341

Electronics - 3.3%
nVent Electric PLC	17,325	1,040,193
TD SYNNEX Corp.	7,029	702,759
		1,742,952

Engineering & Construction - 7.4%
Dycom Industries, Inc.(a)	9,900	1,105,829
EMCOR Group, Inc.	4,455	1,016,230
Jacobs Solutions, Inc.	7,246	976,543
Primoris Services Corp.	27,720	909,216
		4,007,818

Entertainment - 2.1%
Live Nation Entertainment, Inc.(a)	12,772	1,134,792

Environmental Control - 2.8%
Clean Harbors, Inc.(a)	8,720	1,464,611

Food - 2.4%
Simply Good Foods Co.(a)	19,803	748,554
Sprouts Farmers Market, Inc.(a)	10,990	553,566
		1,302,120

Healthcare-Products - 5.8%
Bio-Techne Corp.	11,385	800,593
STERIS PLC	3,465	758,662
Teleflex, Inc.	2,376	576,964
West Pharmaceutical Services, Inc.	2,574	960,180
		3,096,399

Healthcare-Services - 1.3%
Charles River Laboratories International, Inc.(a)	3,267	706,587

Insurance - 1.8%
RenaissanceRe Holdings Ltd.	4,257	974,129

Internet - 1.1%
Magnite, Inc.(a)	64,548	571,250

Iron & Steel - 2.7%
Commercial Metals Co.	11,286	589,355
Reliance Steel & Aluminum Co.	2,970	847,697
		1,437,052

Machinery-Construction & Mining - 1.5%
BWX Technologies, Inc.	9,603	782,452

Miscellaneous Manufacturers - 2.1%
Teledyne Technologies, Inc.(a)	2,686	1,124,010

Oil & Gas - 4.5%
Coterra Energy, Inc.	27,027	672,432
EQT Corp.	21,483	760,499
Helmerich & Payne, Inc.	12,771	514,160
Magnolia Oil & Gas Corp. - Class A	21,186	436,855
		2,383,946

Packaging & Containers - 1.1%
AptarGroup, Inc.	4,554	591,474

Pharmaceuticals - 0.1%
Prestige Consumer Healthcare, Inc.(a)	507	31,201

Retail - 6.9%
BJ's Wholesale Club Holdings, Inc.(a)	11,682	751,620
Burlington Stores, Inc.(a)	5,365	1,025,519
Chuy's Holdings, Inc.(a)	13,876	469,148
RH(a)	2,583	654,739
Ulta Beauty, Inc.(a)	1,584	795,247
		3,696,273

Semiconductors - 5.9%
Entegris, Inc.	9,207	1,083,664
MACOM Technology Solutions Holdings, Inc.(a)	9,531	821,858
MKS Instruments, Inc.	8,930	950,599
Wolfspeed, Inc.(a)	8,811	286,798
		3,142,919

Software - 1.6%
Broadridge Financial Solutions, Inc.	4,059	828,848

Telecommunications - 3.4%
Ciena Corp.(a)	18,612	986,436
DigitalBridge Group, Inc. – Class A	40,590	797,188
		1,783,624

Transportation - 3.4%
Landstar System, Inc.	3,960	759,211
Saia, Inc.(a)	2,376	1,070,578
		1,829,789
TOTAL COMMON STOCKS (Cost $49,285,480)		50,209,309

REAL ESTATE INVESTMENT TRUSTS - 3.7%
Alexandria Real Estate Equities, Inc.	4,575	553,118
Americold Realty Trust, Inc.	29,799	819,472
Rexford Industrial Realty, Inc.	11,410	600,052
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,054,005)		1,972,642

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 5.25%(b)	1,081,533	1,081,533
TOTAL SHORT-TERM INVESTMENTS (Cost $1,081,533)		1,081,533

TOTAL INVESTMENTS - 100.0% (Cost $52,421,018)		$53,263,484
Liabilities in Excess of Other Assets - 0.0%(c)		(5,015)
TOTAL NET ASSETS - 100.0%		$53,258,469

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Hilton Small-MidCap Opportunity ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,209,309	$—	$—	$50,209,309
Real Estate Investment Trusts	1,972,642	—	—	1,972,642
Money Market Funds	1,081,533	—	—	1,081,533
Total Investments	$53,263,484	$—	$—	$53,263,484

Refer to the Schedule of Investments for industry classifications.